Label	Element	Value
TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIFF Investment Program (“TIP”)

Supplement dated October 1, 2020

to the TIP Prospectus dated April 29, 2020, as Supplemented October 1, 2020

This supplement provides new and additional information to the TIP prospectus dated April 29, 2020, as supplemented October 1, 2020.

The following table replaces the Fees and Expenses of the Fund table and Example on page 1 of the prospectus and the TIFF Multi-Asset Fund summary prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * * * * * * * * Please keep this supplement for future reference.
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.35%)
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.19%
Expenses for Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,988
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	908
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,939
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_EntryFeesOnPurchaseFeeOverInvestments	0.35%

[1]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.